UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA  22042

(Address of principal executive offices)(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS 97.92%

Air Transportation, Scheduled - 1.59%
14,966	Alaska Air Group, Inc.	$ 990,450

Apparel & Other Finished Products of Fabrics & Similar Material - 1.59%
10,686	Carter's, Inc.	988,134

Ball & Roller Bearings - 0.84%
12,369	Timken Co.	521,230

Biological Products (No Diagnostic Substances) - 1.49%
26,243	Seattle Genetics, Inc. *	927,690

Cable & Other Pay Television Services - 1.08%
9,781	Scripps Network Interactive, Inc. Class-A	670,585

Computer Communications Equipment - 1.23%
6,687	F5 Networks, Inc. *	768,604

Computer Storage Devices - 0.87%
8,503	Sandisk Corp.	540,961

Crude Petroleum & Natural Gas - 0.50%
10,466	Cabot Oil & Gas Corp.	309,061

Drilling Oil & Gas Wells - 0.99%
9,038	Helmerich & Payne, Inc.	615,217

Electromedical & Electrotherapeutic Apparatus - 1.38%
9,172	Varian Medical Systems, Inc. *	862,993

Electronic Computers - 0.76%
3,822	Apple, Inc.	475,571

Fabricated Structural Metal Products - 1.30%
6,587	Valmont Industries, Inc.	809,411

Food & Kindred Products - 3.48%
47,600	Flowers Foods, Inc.	1,082,424
10,814	Mead Johnson Nutrition Co.	1,087,131
		2,169,555
General Industrial Machinery & Equipment - 2.11%
14,495	Zebra Technologies Corp. Class-A *	1,314,914

Hazardous Waste Management - 1.68%
7,436	Stericycle, Inc. *	1,044,237

Heavy Construction Other Than Building Const - Contractors - 0.79%
8,670	Fluor Corp.	495,577

Household Appliances - 1.12%
3,457	Whirlpool Corp.	698,521

Industrial Organic Chemicals - 3.30%
9,551	International Flavors & Fragrances, Inc.	1,121,287
1,962	NewMarket Corp.	937,444
		2,058,731
Leather & Leather Products - 1.03%
9,778	Michael Kors Holding, Ltd. *	642,904

Measuring & Controlling Device - 0.77%
19,164	Trimble Navigation Ltd. *	482,933

Miscellaneous Fabricated Metal Products - 1.47%
7,704	Parker Hannifin Corp.	915,081

Miscellaneous Food Preparation - 1.42%
7,920	Keurig Green Mountain, Inc.	884,902

Miscellaneous Transportation Equipment - 1.27%
5,632	Polaris Industries, Inc.	794,675

Motor Vehicle Parts & Accessories - 3.84%
5,574	Autoliv, Inc.	656,450
48,934	Gentex Corp.	895,492
7,571	Lear Corp.	839,018
		2,390,960
Motor Vehicle & Passenger Car Bodies - 1.41%
7,147	WABCO Holdings, Inc. *	878,223

Oil & Gas Field Machinery & Equipment - 1.27%
10,842	Cameron International Corp. *	489,191
8,154	FMC Technologies, Inc. *	301,780
		790,971
Oil & Gas Field Services, NEC - 1.11%
12,852	Oceaneering International, Inc.	693,108

Ophthalmic goods - 1.84%
6,126	The Cooper Companies, Inc.	1,148,135

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.24%
14,395	Align Technology, Inc. *	774,235

Pharmaceutical Preparations - 8.73%
18,586	Akorn, Inc. *	883,021
4,762	Alexion Pharmaceuticals, Inc. *	825,255
9,570	Biomarin Pharmaceutical, Inc. *	1,192,613
7,830	Medivation, Inc. *	1,010,618
5,170	Perrigo Co.	855,894
1,500	Regeneron Pharmaceuticals, Inc. *	677,220
		5,444,621
Retail-Auto & Home Supply Stores - 1.81%
5,228	O'Reilly Automotive, Inc. *	1,130,503

Retail-Family Clothing Stores - 1.52%
20,755	Urban Outfitters, Inc. *	947,466

Retail-Home Furniture, Furnishings & Equipment Stores - 1.65%
13,377	Bed Bath & Beyond, Inc. *	1,027,019

Retail-Jewelry Stores - 1.09%
7,699	Tiffany & Co.	677,589

Retail-Shoe Stores - 1.86%
18,367	Footlocker, Inc.	1,157,121

Retail-Variety Stores - 1.76%
14,560	Dollar General Corp. *	1,097,533

Rubber & Plastics Footware - 1.12%
9,599	Deckers Outdoor Corp. *	699,479

Semiconductors & Related Devices - 6.81%
11,373	IPG Photonics Corp. *	1,054,277
18,144	Maxim Integrated Products, Inc.	631,593
12,614	Microchip Technology, Inc.	616,824
19,758	Skyworks Solution, Inc.	1,942,014
		4,244,708
Services-Business Services, NEC - 1.80%
8,733	Akamai Technologies, Inc. *	620,436
429	Priceline.com, Inc. *	499,420
		1,119,856
Services-Computer Integrated Systems - 1.60%
14,298	Jack Henry & Associates, Inc.	999,287

Services-Computer Processing & Data Preparation - 1.38%
7,790	DST Systems, Inc.	862,431

Services-Computer Programming & Data Preparation - 1.10%
10,262	VeriSign, Inc. *	687,246

Services-Computer Programming, Data Processing, Etc. - 2.17%
5,876	IHS, Inc. *	668,454
2,744	LinkedIn Corp., Class-A *	685,616
		1,354,070
Services-Consumer Credit Report - 1.75%
11,758	Equifax, Inc.	1,093,494

Services-Help Supply Services - 1.68%
17,317	Robert Half International, Inc.	1,048,025

Services-Hospitals - 1.67%
14,320	Mednax, Inc. *	1,038,343

Services-Prepackaged Software - 2.87%
29,712	Cadence Design Systems, Inc. *	547,889
10,893	Splunk, Inc. *	644,866
25,599	Symantec Corp.	598,121
		1,790,876
Special Industry Machinery, NEC - 1.45%
12,877	LAM Research Corp.	904,416

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.65%
10,345	Carpenter Technology Corp.	402,214

Trucking (No Local) - 1.91%
15,442	Old Dominion Freight Line, Inc. *	1,193,667

Watches, Clocks, Clockwork Operated Devices/Parts - 0.89%
6,725	Fossil Group, Inc. *	554,476

Water Transportation - 0.79%
6,541	Kirby Corp. *	490,902

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.12%
11,613	AmerisourceBergen Corp.	1,320,050

Wholesale-Groceries, General Line - 1.91%
15,441	United Natural Foods, Inc. *	1,189,575

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.54%
6,870	Henry Schein, Inc. *	959,189

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.52%
37,047	LKQ Corp. *	946,921

TOTAL FOR COMMON STOCKS (Cost $48,634,390) - 97.92%		$ 61,038,646

TOTAL INVESTMENTS (Cost $48,634,390) - 97.92%		$ 61,038,646

OTHER ASSETS LESS LIABILITIES - 2.08%		1,298,202

NET ASSETS - 100.00%		$ 62,336,848

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $48,634,390 amounted to $12,404,256, which consisted of aggregate gross unrealized appreciation of $14,841,365 and aggregate gross unrealized depreciation of $2,437,109.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 61,038,646	$0	$0	$61,038,646
Total	$ 61,038,646	$0	$0	$61,038,646

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2015

Shares		Value

COMMON STOCKS - 6.30%

Beverages - 0.31%
3,015	The Coca-Cola Co.	$ 122,258
1,505	PepsiCo, Inc.	143,908
		266,166
Commercial Bank Non-US - 0.87%
336,785	Kuwait Finance House (Kuwait) *	749,728

Construction, Mining & Materials Handling Machinery & Equipment - 0.12%
1,493	Dover Corp.	103,196

Converted Paper & Paperboard Products - 0.15%
1,209	Kimberly- Clark Corp.	129,496

Cutlery, Handtools & General Hardware - 0.17%
1,560	Stanley Black & Decker, Inc.	148,762

Electromedical & Electrotherapeutic Apparatus - 0.14%
1,591	Medtronic, Inc.	124,082

Electronic & Other Electrical Equipment - 0.09%
1,413	Emerson Electric Co.	80,004

General Industrial Machinery & Equipment - 0.13%
1,165	Illinois tool Works, Inc.	113,168

Household Furniture - 0.21%
3,962	Leggett & Platt, Inc.	182,609

Industrial Inorganic Chemicals - 0.15%
856	Air Products & Chemicals, Inc.	129,496

Men's & Boys Furnishings - 0.32%
1,796	Cintas Corp.	146,607
1,760	V.F. Corp.	132,546
		279,153
Miscellaneous Food Preparations & Kindred Products - 0.16%
1,806	McCormick & Co., Inc.	139,261

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.14%
528	PPG Industries, Inc.	119,085

Perfumes, Cosmetics & Other Toilet Preparations - 0.16%
2,045	Colgate-Palmolive Co.	141,800

Pharmaceutical Preparations - 0.47%
3,311	Abbott Laboratories	153,399
1,870	AbbVie, Inc.	109,470
1,432	Johnson & Johnson	144,059
		406,928
Retail-Variety Stores - 0.18%
2,000	Family Dollar Stores, Inc.	158,480

Retail-Building Materials, Hardware, Garden Supply - 0.22%
667	The Sherwin-Williams Co.	189,762

Retail-Drug Stores & Proprietary Store - 0.17%
1,733	Walgreen Co.	146,750

Retail-Lumber & Other Building Materials - 0.25%
2,862	Lowe's Companies, Inc.	212,904

Services-Computer Processing & Data Preparation - 0.14%
1,418	Automatic Data Processing, Inc.	121,438

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.28%
1,027	Ecolab, Inc.	117,468
1,578	The Procter & Gamble Co.	129,301
		246,769
Special Industry Machinery - 0.10%
1,412	Pentair Ltd.	88,801

Specialty Cleaning, Polishing & Sanita - 0.18%
1,436	The Clorox Co.	158,520

Steel Works, Blast Furnaces Rolling Mills - 0.12%
2,120	Nucor Corp.	100,763

Surgical & Medical Instruments & Apparatus - 0.43%
740	3M Co.	122,063
824	Becton, Dickinson & Co.	118,318
789	C.R. Bard, Inc.	132,039
		372,420
Wholesale-Motor Vehicle Supplies & New Parts - 0.17%
1,563	Genuine Parts Co.	145,656

Wholesale-Chemicals & Allied Products - 0.15%
971	Sigma-Aldrich Corp.	134,241

Wholesale-Drugs Proprietaries & Druggist - 0.18%
1,758	Cardinal Health, Inc.	158,695

Wholesale-Durable Goods - 0.13%
487	W.W. Grainger, Inc.	114,839

TOTAL FOR COMMON STOCKS (Cost $3,902,040) - 6.30%		5,462,972

SUKUKS - 56.24%
3,150,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Islands)	3,299,247
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	314,250
3,200,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	3,261,376
300,000	AHB Sukuk Co., 3.267%, 10/08/2018 (Cayman Islands)	312,000
1,100,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019	1,112,375
2,400,000	BSF Sukuk Ltd., 2.947%, 5/22/2017 (Cayman Islands)	2,481,600
500,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	512,420
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	1,027,500
1,200,000	DP World, Ltd., Series REGS, 6.25%, 7/02/2017	1,297,608
1,900,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	1,980,750
2,400,000	EIB Sukuk, Ltd. 4.718%, 1/18/2017 (United Arab Emirates)	2,511,000
1,075,000	Emaar Sukuk, Ltd. 8.50%, 8/3/2016 (Cayman Islands)	1,171,750
500,000	EMG Sukuk, Ltd. 4.564%, 6/18/2024 (Cayman Islands)	524,325
402,645	Emirat Medjool Ltd., 3.875%, 3/19/2023 (Cayman Islands)	409,691
3,000,000	FGB Sukuk Co., Ltd., 3.797%, 8/2/2016 (Cayman Islands)	3,108,900
1,150,000	FGB Sukuk Co., Ltd., 4.046%, 1/18/2017 (Cayman Islands)	1,200,312
3,300,000	HBME Sukuk Co., Ltd., 3.575%, 6/02/2016 (Cayman Islands)	3,399,000
300,000	IDB Trust Services, Ltd., 1.535%, 6/04/2018 (Jersey)	302,250
1,300,000	IDB Trust Services, Ltd., 1.8125%, 3/06/2019 (Jersey)	1,314,625
500,000	IDB Trust Services, Ltd., 2.35%, 5/25/2016 (Jersey)	508,150
2,730,000	MAF Sukuk, Ltd., 5.85%, 2/07/2017 (Cayman Islands)	2,931,338
1,800,000	Malaysia Sukuk Global, B Series, 3.928%, 6/04/2015 (Malaysia)	1,808,640
2,170,000	Malaysia Government of Series REGS, 2.991%, 7/06/2016 (Malaysia)	2,216,655
2,000,000	Ooredoo Tamweel Ltd., 3.039%, 12/03/2018 (Cayman Islands)	2,066,778
600,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	589,500
1,900,000	Perusahaan Pener Indois Sukuk, 4.00%, 11/21/2018 (Indonesia)	1,993,575
500,000	Perusahaan Pener SBSN Indois Sukuk III, 4.35%, 9/10/2024 (Indonesia)	514,150
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	590,069
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,457,000
500,000	Saudi Electricity Global Sukuk, 3.473%, 4/08/2023 (Cayman Islands)	514,375
450,000	Saudi Electricity Global Sukuk, 4.211%, 4/03/2022 (Saudi Arabia)	485,807
1,200,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	1,262,016
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	500,000
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	768,750

TOTAL FOR SUKUKS (Cost $48,607,272) - 56.24%		48,747,782

BANK DEPOSITS - 19.54%
2,499,980	Kuveyt Turk Participation Bank, 1.69168%, 5/6/2015 (Turkey)	2,499,980
1,741,901	Kuveyt Turk Participation Bank, 1.69168%, 5/12/2015 (Turkey)	1,741,901
680,240	Kuveyt Turk Participation Bank, 1.69168%, 5/15/2015 (Turkey)	680,240
392,403	Kuveyt Turk Participation Bank, 1.69168%, 5/17/2015 (Turkey)	392,403
669,980	Kuveyt Turk Participation Bank, 1.61222%, 5/12/2015 (Turkey)	669,980
2,050,719	Kuveyt Turk Participation Bank, 1.61162%, 4/14/2015 (Turkey)	2,050,719
1,099,197	Kuveyt Turk Participation Bank, 2.231472%, 10/18/2015 (Turkey)	1,099,197
1,999,955	Turkiye Finans Bank, 2.342%, 5/17/2015 (Turkey)	1,999,955
1,999,955	Turkiye Finans Bank, 2.342%, 5/18/2015 (Turkey)	1,999,955
2,451,569	Turkiye Finans Bank, 2.4872%, 5/25/2015 (Turkey)	2,451,569
1,349,955	Turkiye Finans Bank, 2.342%, 5/28/2015 (Turkey)	1,349,955

TOTAL FOR BANK DEPOSITS (Cost $16,935,854) 19.54%		16,935,854

SHORT TERM INVESTMENTS - 2.45%
669,950	Albaraka Turk Participation Bank, 2.25%, 5/4/2015	669,950
717,699	Albaraka Turk Participation Bank, 2.01%, 5/20/2015	717,699
738,800	Albaraka Turk Participation Bank, 2.10%, 10/30/2015	738,800

TOTAL SHORT-TERM INVESTMENTS (Cost $2,126,449) - 2.45%		2,126,449

TOTAL FOR INVESTMENTS (Cost $71,571,615) - 84.54%		73,273,057

OTHER ASSETS LESS LIABILITIES - 15.46%		13,398,594

NET ASSETS - 100.00%		$ 86,671,651

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $71,571,615 amounted to $2,113,930, which consisted of aggregate gross unrealized appreciation of $2,191,745 and aggregate gross unrealized depreciation of $77,815.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	5,462,972	$0	$0	$5,462,972
Sukuks	48,747,782	$0	$0	$0
Cash Equivalents	19,062,303	$0	$0	$19,062,303
Total	$73,273,057	$0	$0	$73,273,057

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date: May 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date: May 12, 2015